Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Provision [Abstract]
Current income tax expenses			$ 2
Deferred income tax expenses		3,787,692	660,653
Total income tax expenses		$ 3,787,692	$ 660,655